Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of right-of-use assets
Right-of-use assets as of December 31, 2021 and 2020 were comprised of the following:

($ millions)	2021	2020
Land	17	20
Buildings	326	310
Machinery & equipment and other assets	29	28
Total right-of-use assets	372	358
Depreciation charges of $81 million and $79 million for the years ended December 31, 2021 and 2020, respectively, are shown in the table below by underlying class of asset:

($ millions)	2021	2020
Land	1	1
Buildings	60	59
Machinery & equipment and other assets	20	19
Total depreciation of right-of-use assets	81	79

Contractual maturities of undiscounted lease liabilities	The contractual maturities of the undiscounted lease liabilities as of December 31, 2021 and 2020, are as follows:

	Lease liabilities undiscounted
($ millions)	2021	2020
Not later than one year	80	82
Between one and five years	197	203
Later than five years	237	203
Total lease liabilities undiscounted	514	488

	Lease liabilities
($ millions)	2021	2020
Not later than one year	67	70
Between one and five years	157	168
Later than five years	182	147
Total lease liabilities	406	385
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2021 and 2020:

	2021			2020
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	107	7	114	162	7	169
Between one and five years	1,743	—	1,743	1,231	—	1,231
Later than five years	2,250	—	2,250	2,750	—	2,750
Total contractual undiscounted cash flows	4,100	7	4,107	4,143	7	4,150
Unamortized debt discount and issuance costs	(27)	—	(27)	(32)	—	(32)
Total carrying value	4,073	7	4,080	4,111	7	4,118

The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2021 and 2020:

($ millions)	2021	2020
Not later than one year	94	96
Between one and five years	340	357
Later than five years	583	687
Total cash flows	1,017	1,140

Schedule of additional disclosures related to leases
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

($ millions)	2021	2020
Interest expense on lease liabilities	13	13
Expense on short-term, low value and variable leases	7	4
Total cash outflows for leases	92	85
Thereof:
Lease liability payments(1)	72	69
Interest payments(2)	13	12
Short-term, low value and variable lease payments(2)	7	4
(1)     Reported as cash outflows from financing activities net of lease incentives received
(2)     Included within total net cash flows from operating activities